Share-Based Compensation - Summary of the Status of the Stock Options Outstanding (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Number of stock options outstanding, beginning balance | shares	22,507,000	22,920,000
Number of stock options outstanding, granted | shares	5,227,000	6,628,000
Number of stock options outstanding, exercised | shares	(2,589,000)	(1,820,000)
Number of stock options outstanding, origin house replacement awards | shares		629,000
Number of stock options outstanding, forfeited | shares	(1,535,000)	(5,850,000)
Number of stock options outstanding, ending balance | shares	23,610,000	22,507,000	22,920,000
Number of stock options outstanding, exercisable | shares	12,772,000	9,853,000
Weighted average exercise price, beginning balance | $ / shares	$ 3.96	$ 3.18
Weighted average exercise price, granted | $ / shares	11.29	5.04
Weighted average exercise price, exercised | $ / shares	1.97	2.12
Weighted average exercise price, origin house replacement awards | $ / shares		4.24
Weighted average exercise price, forfeited | $ / shares	9.51	2.77
Weighted average exercise price, ending balance | $ / shares	5.54	3.96	$ 3.18
Weighted average exercise price, exercisable | $ / shares	$ 3.69	$ 3.19
Weighted average remaining contractual life of outstanding share options	7 years 8 months 12 days	8 years 1 month 6 days	8 years 7 months 6 days
Weighted Average Remaining Contractual Life Of Exercisable Share Options	7 years 2 months 12 days	3 years 4 months 24 days
Aggregate ,Intrinsic Value, beginning balance | $	$ 133,604	$ 99,142
Aggregate , Intrinsic Values, Ending balance | $	53,455	133,604	$ 99,142
Number Of Share Options Exercisable In Share Based Payment Arrangement, Intrinsic Value | $	$ 40,209	$ 65,743